5. SOFTWARE (Tables)	12 Months Ended
Jun. 30, 2021
Capitalized Computer Software, Net [Abstract]
Software
Balance, September 6, 2019	$-
Additions	21,500
Depreciation	-
Balance, June 30, 2020	21,500
Additions	54,250
Depreciation	-
Balance, June 30, 2021	$75,750